JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 20, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
JPMorgan U.S. Sustainable Leaders Fund (formerly, JPMorgan Intrepid Sustainable Equity Fund) (the “Fund”)
File No. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectus and Statement of Additional Information for the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 623 (Amendment No. 624 under the Investment Company Act of 1940) filed electronically on August 17, 2020.
Please contact the undersigned at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Keri E. Riemer

Keri E. Riemer
Assistant Secretary